Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
Rent expense	$ 97,000	$ 82,000
Laboratory and Office Facilities
Operating Leased Assets [Line Items]
Operating Lease, term of contract	1 year	1 year